INVESTMENT PROPERTIES INVESTMENT PROPERTIES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Investment property [abstract]
Operating investment properties at fair value	$ 10,200	$ 20,700	$ 10,200
Investment property pledged as security	$ 49,800	73,500	49,800
Disclosure of detailed information about investment property
Borrowing costs capitalised		462	$ 291
Core Office | Bay Adelaide Centre West And East Towers
Disclosure of detailed information about investment property
Percent of ownership percentage classified as held for sale	50.00%		50.00%
Commercial developments
Disclosure of detailed information about investment property
Construction in progress		1,185	$ 990
Construction and other related costs capitalised		1,089	904
Borrowing costs capitalised		$ 96	$ 86
Capitalisation rate of borrowing costs eligible for capitalisation (percent)		4.20%	3.50%
One Liberty Plaza, New York
Disclosure of detailed information about investment property
Ownership percentage sold (percent)	49.00%
Proportion of ownership interests/voting rights held by the partnership		51.00%	51.00%